Accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Payable for advertisement fees	¥ 458,265		¥ 527,261
Rebate payable to sales agents	92,234		67,514
Payable related to purchases of property and equipment	36,967		42,449
Payable to group buying merchants	3,982		6,909
Others	20,499		15,844
Total	¥ 611,947	$ 88,215	¥ 659,977